UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   Form 13F-HR

                               Form 13F COVER PAGE

Report for the Calendar Year of Quarter Ended:       March 31, 2006
                                               ----------------------------


Check here if Amendment [     ]; Amendment Number:

     This Amendment (Check only one.):  [   ]    is a restatement.
                                        [   ]    adds new holdings entries.


Institutional Investment Manager Filing this Report:

Name:    033 Asset Management, LLC
Address: 125 High Street
         Boston, Massachusetts  02110

Form 13F File Number: 28-06432

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Lawrence Longo
Title:   Chief Operating Officer
Phone:   (617) 371-2015

Signature, Place, and Date of Signing:

       /s/ Lawrence Longo          Boston, Massachusetts      May 10, 2006
       ------------------------    ---------------------      ------------
           [Signature] [City, State] [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)





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Report Summary:

Number of Other Included Managers:             0
                                        -------------

Form 13F Information Table Entry Total:       34
                                        -------------

Form 13F Information Table Value Total:    $151.381
                                        -------------
                                         (thousands)

List of Other Included Managers:

 {None}

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CUSIP       NAME OF ISSUER                             TITLE       SHRS PRN OR                                              VOTING
                                                     OF CLASS       AMT SH/PRN        VALUE     INVESTMENT     OTHER       AUTHORITY
                                                                      PUT CALL      (x$1000)    DISCRETION    MANAGERS        SOLE
------------------------------------------------------------------------------------------------------------------------------------
00950H102    AIRSPAN NETWORKS INC                     COMMON STOCK        133,676        902        SOLE     N/A            133,676
02553E106    AMERICAN EAGLE OUTFITTERS                COMMON STOCK         25,000        747        SOLE     N/A             25,000
028913101    AMERICAN RETIREMENT CORP                 COMMON STOCK         10,000        256        SOLE     N/A             10,000
032515108    ANADIGICS INC                            COMMON STOCK      1,428,150     11,282        SOLE     N/A          1,428,150
038188306    APPLIED DIGITAL SOLUTIONS                COMMON STOCK         93,000        270        SOLE     N/A             93,000
152319109    CENTILLIUM COMMUNICATIONS INC            COMMON STOCK      2,053,675      7,866        SOLE     N/A          2,053,675
G2110R106    CHIPMOS TECHNOLOGIES BERMUDA             COMMON STOCK      1,150,488      8,226        SOLE     N/A          1,150,488
170404107    CHORDIANT SOFTWARE INC                   COMMON STOCK      1,566,600      5,467        SOLE     N/A          1,566,600
172737108    CIRCUIT CITY STORE INC                   COMMON STOCK         30,000        734        SOLE     N/A             30,000
206710204    CONCURRENT COMPUTER CORP                 COMMON STOCK        887,953      2,868        SOLE     N/A            887,953
25454R207    DIOMED HOLDINGS INC                      COMMON STOCK        218,200        549        SOLE     N/A            218,200
29255W100    ENCORE ACQUISITION CO                    COMMON STOCK         30,800        955        SOLE     N/A             30,800
292659109    ENERGY CONVERSION DEVICES INC            COMMON STOCK          5,000        246        SOLE     N/A              5,000
29270U105    ENERGY PARTNERS LTD                      COMMON STOCK          7,500        177        SOLE     N/A              7,500
344159108    FOCUS ENHANCEMENTS INC                   COMMON STOCK      6,509,607      4,361        SOLE     N/A          6,509,607
413160102    HARMONIC INC                             COMMON STOCK        225,000      1,433        SOLE     N/A            225,000
436233100    HOLLYWOOD MEDIA CORP                     COMMON STOCK      2,153,597     10,445        SOLE     N/A          2,153,597
436440101    HOLOGIC INC                              COMMON STOCK         10,000        553        SOLE     N/A             10,000
46145P103    INVESTOOLS INC                           COMMON STOCK      1,122,100      9,201        SOLE     N/A          1,122,100
462030305    IOMEGA CORP                              COMMON STOCK      3,113,730     10,213        SOLE     N/A          3,113,730
514766104    LANDEC CORP                              COMMON STOCK      1,196,868      9,551        SOLE     N/A          1,196,868
576323109    MASTEC INC                               COMMON STOCK        490,000      6,943        SOLE     N/A            490,000
580395101    MCF CORP                                 COMMON STOCK        364,200        509        SOLE     N/A            364,200
553477100    MRV COMMUNICATIONS INC                   COMMON STOCK         35,000        144        SOLE     N/A             35,000
63227W203    NATCO GROUP INC                          COMMON STOCK        130,400      3,534        SOLE     N/A            130,400
719358103    PHOTOMEDEX INC                           COMMON STOCK      1,803,398      3,444        SOLE     N/A          1,803,398
723655106    PIONEER DRILLING CO                      COMMON STOCK        293,000      4,814        SOLE     N/A            293,000
74838J101    QUIDEL CORP                              COMMON STOCK        675,962      8,700        SOLE     N/A            675,962
750611402    RADYNE CORP                              COMMON STOCK        773,115     12,347        SOLE     N/A            773,115
817628100    SERVICES ACQUISITION CORP INC            COMMON STOCK        370,000      3,781        SOLE     N/A            370,000
826516106    SIERRA WIRELESS INC                      COMMON STOCK         98,400      1,149        SOLE     N/A             98,400
87929J103    TELECOMMUNICATION SYSTEMS INC            COMMON STOCK      2,996,112      7,670        SOLE     N/A          2,996,112
872417308    TGC INDUSTRIES INC                       COMMON STOCK        584,200      6,391        SOLE     N/A            584,200
961840105    WET SEAL INC                             COMMON STOCK        850,000      5,653        SOLE     N/A            850,000

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